Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Net sales revenue	$ 110,012	$ 151,352
Cost of goods sold	(91,590)	(119,718)
Gross profit	18,422	31,634
Sales expenses	(845)	(2,796)
General and administrative expenses	(17,337)	(18,418)
Other operating expenses, net	(22,462)	(7,398)
Stock-based compensation	(1,840)	(8,102)
Operating expenses	(42,484)	(36,714)
Operating loss before financial results and income taxes	(24,062)	(5,080)
Financial expenses, net	(10,320)	(60,951)
Loss before income tax and social contribution	(34,382)	(66,031)
Income tax and social contribution – current	(328)	(5,503)
Income tax and social contribution – deferred	(15,475)	20,138
Net loss for the year	$ (50,185)	$ (51,396)
Basic net loss per common share	$ (0.45)	$ (0.46)
Diluted net loss per common share	$ (0.45)	$ (0.46)
Weighted average number of common shares outstanding - basic	111,313,183	110,751,538
Weighted average number of common shares outstanding - diluted	111,313,183	110,751,538